Note 14 - Guarantees and Other Commitments (Details Textual) - USD ($) $ in Thousands	Dec. 18, 2019	Jan. 17, 2017	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total borrowings			$ 55,907	$ 4,269
Borrowing agreement with Puto Novi Financing Corporation [member]
Statement Line Items [Line Items]
Borrowing facilities, maximum borrowing capacity	$ 10,000
Borrowing facilities, term (Month)	1 year 180 days
Total borrowings			0
Revolving credit facility [member]
Statement Line Items [Line Items]
Borrowing facilities, maximum borrowing capacity				$ 6,000
Total borrowings			$ 3,000
Dell Bank International [member]
Statement Line Items [Line Items]
Finance lease liabilities, guarantee		$ 11,382
Finance lease liabilities, guarantee term (Year)		10 years